Geographic Information and Concentrations of Risk - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Concentration Risk [Line Items]
Accounts receivable	$ 979		$ 935
The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Accounts receivable			$ 935	$ 539
Credit Concentration Risk | One Customer | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Financing receivable, Nonaccrual to outstanding, Percent			10.00%
Credit Concentration Risk | Two Customer One [Member] | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Financing receivable, Nonaccrual to outstanding, Percent				39.00%
Credit Concentration Risk | Two Customer Two [Member] | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Financing receivable, Nonaccrual to outstanding, Percent				18.00%
Revenue from Contract with Customer | Customer Concentration Risk | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%
Revenue from Contract with Customer | Customer Concentration Risk | Top Ten Customers
Concentration Risk [Line Items]
Concentration risk, percentage	43.00%	41.00%
Revenue from Contract with Customer | Customer Concentration Risk | Top Ten Customers | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			41.00%	47.00%	47.00%
Revenue from Contract with Customer | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
Revenue from Contract with Customer | Customer Concentration Risk | One Customer | The Flash Business of Western Digital Corporation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				15.00%	11.00%
Revenue from Contract with Customer | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%